Offerings - Offering: 1	May 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.01 per share
Amount Registered | shares	3,800,000
Proposed Maximum Offering Price per Unit	497.85
Maximum Aggregate Offering Price	$ 1,891,830,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 289,639.17
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement on Form
S-8
(this “
Registration Statement
”) shall also cover any additional shares of Synopsys, Inc.’s (the “
Registrant
”) common stock, par value of $0.01 per share (“
Common Stock
”) that become issuable under the Registrant’s 2006 Employee Equity Incentive Plan, as amended (the “
Equity Incentive Plan
”) and under the Registrant’s Employee Stock Purchase Plan (the “
ESPP
”, and together with the Equity Incentive Plan, the “
Plans
”), by reason of any stock dividend, stock split, reverse stock split, recapitalization, reclassification, merger, split-up,
reorganization, consolidation or other similar transaction effected without the Registrant’s receipt of consideration, which results in an increase in the number of shares of outstanding Common Stock.

(2)	Represents an aggregate of 3,800,000 additional shares of Common Stock that were authorized for issuance under the Plans.
(3)
Estimated solely for purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the Nasdaq Global Select Market on May 23, 2025 (rounded up to the nearest cent).